Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment	$ 0	$ 0	$ 4,400	$ 0
Ships [member] | Vessels cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance of the period			234,916
Additions			131
Reversal of Impairment			4,400
Sale of vessel			(22,996)
Ending balance of period	216,451		216,451
Ships [member] | Vessels depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance of the period			(113,009)
Depreciation & Amortization			(2,315)
Sale of vessel			10,423
Ending balance of period	(104,901)		(104,901)
Ships [member] | Dry docking costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance of the period			23,365
Additions			4,879
Sale of vessel			(3,522)
Ending balance of period	24,723		24,723
Ships [member] | Depreciation of dry-docking costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance of the period			(15,811)
Depreciation & Amortization			(2,274)
Sale of vessel			2,473
Ending balance of period	(15,612)		(15,612)
Ships [member] | Net Book Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance of the period			129,461
Additions			5,010
Reversal of Impairment			4,400
Depreciation & Amortization			(4,589)
Sale of vessel			(13,622)
Ending balance of period	$ 120,661		$ 120,661